Related-Party Transactions and Parties-in-Interest (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 1,300,045	$ 1,149,090
Notes receivable from participants	6,989	6,563
Common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Company common stock purchased in the period, cost	1,231	1,615
Company common stock sold in the period, cost	3,242	3,283
Investments at fair value	$ 11,257	$ 12,207